Finance Costs - Summary of Information about Finance Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Finance Cost [Abstract]
Interest expenses on lease liabilities	$ 93	$ 83	$ 72